Quarterly Financial Data	12 Months Ended
Dec. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
NOTE X—QUARTERLY FINANCIAL DATA (UNAUDITED)
Quarterly financial data for 2023 and 2022 is summarized below:

(Dollars in thousands, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
2023
Interest income	$329,303	$345,932	$356,910	$369,175
Interest expense	94,983	118,471	128,457	139,485
Net interest income	234,320	227,461	228,453	229,690
Provision for credit losses	6,890	11,440	5,948	6,875
Mortgage banking income	6,384	7,907	7,556	4,746
Securities (losses) gains, net	(405)	(7,336)	(181)	276
Other noninterest income	26,765	34,607	26,286	28,653
Noninterest expense	137,419	135,288	135,230	152,287
Income taxes	24,448	23,452	24,779	24,813
Net income (1)	98,307	92,459	96,157	79,390
Per share data:
Average shares outstanding (000s):
Basic	134,411	134,683	134,685	134,691
Diluted	134,840	134,850	134,888	134,985
Net income per share:
Basic	$0.73	$0.68	$0.71	$0.59
Diluted	$0.73	$0.68	$0.71	$0.59
Dividends per share	$0.36	$0.36	$0.36	$0.37
2022
Interest income	$202,795	$227,771	$263,683	$307,741
Interest expense	11,293	12,868	23,061	58,337
Net interest income	191,502	214,903	240,622	249,404
Provision for credit losses	(3,410)	(1,807)	7,671	16,368
Mortgage banking income	19,203	12,445	6,422	4,620
Securities (losses) gains, net	(251)	1,182	(206)	51
Other noninterest income	27,073	29,981	26,533	26,208
Noninterest expense	139,175	141,174	137,196	137,542
Income taxes	20,098	23,531	25,919	26,608
Net income (1)	81,664	95,613	102,585	99,765
Per share data:
Average shares outstanding (000s):
Basic	136,058	134,623	134,182	134,268
Diluted	136,435	134,864	134,554	134,799
Net income per share:
Basic	$0.60	$0.71	$0.76	$0.74
Diluted	$0.60	$0.71	$0.76	$0.74
Dividends per share	$0.36	$0.36	$0.36	$0.36

(1)	For further information, see the related discussion “Quarterly Results” included in Management’s Discussion and Analysis.